Stockholders' Deficit (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	May 31, 2017	Jul. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Sold securities in a self-directed offering, aggregate amount						$ 289,000	$ 4,138,435	$ 1,121,000
Warrants to purchase of common stock shares	6,276,960	3,321,600							14,446,777
Warrants term	5 years	5 years							5 years
Number of common stock shares sold	6,276,960						567,644	0
Proceeds from sale of common stock	$ 3,923,100						$ 60,000	$ 0
Common stock, shares outstanding					122,859,700		122,674,516	85,068,709
Equity Purchase Agreement [Member]
Number of common stock shares sold					0	567,644
Proceeds from sale of common stock					$ 0	$ 60,000
Equity Purchase Agreement [Member] | Investor [Member]
Number of shares issued				1,500,000
Fair value of stock grant fully vested				$ 106,500
Restricted Stock One [Member]
Issuance of stock per share							$ 0.12
Warrants to purchase of common stock shares							2,237,500	14,012,500
Restricted common stock price per share							$ 0.08	$ 0.08
Warrants term							5 years	5 years
Restricted Stock Two [Member]
Issuance of stock per share							$ 0.30
Warrants to purchase of common stock shares							2,237,500	14,012,500
Restricted common stock price per share							$ 0.12	$ 0.12
Warrants term							5 years	5 years
Restricted Stock Three [Member]
Warrants to purchase of common stock shares							2,237,500	14,012,500
Restricted common stock price per share							$ 0.16	$ 0.16
Warrants term							5 years	5 years
Restricted Stock Four [Member]
Warrants to purchase of common stock shares							31,453,788
Restricted common stock price per share							$ 0.12
Warrants term							5 years
Restricted Stock Five [Member]
Warrants to purchase of common stock shares							416,595
Restricted common stock price per share							$ 0.30
Warrants term							5 years
Restricted Stock Six [Member]
Warrants to purchase of common stock shares							416,595
Restricted common stock price per share							$ 0.30
Warrants term							5 years
Restricted Common Stock [Member]
Sold securities in a self-directed offering, aggregate amount			$ 44,700
Issuance of stock per share			$ 0.08
Conversion stock, description			Each unit consisted of 1 share of restricted common stock (558,750 shares), a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.16 per share.
Warrants to purchase of common stock shares			558,750
Restricted Common Stock One [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.08
Warrants term			5 years
Restricted Common Stock Two [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.12
Warrants term			5 years
Restricted Common Stock Three [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.16
Warrants term			5 years
Self Directed Stock Issuance [Member]
Sold securities in a self-directed offering, aggregate amount							$ 179,000	$ 1,121,000
Issuance of stock per share							$ 0.08	$ 0.08
Conversion stock, description							Each $0.08 unit consisted of 1 share of restricted common stock (2,237,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.16 per share. Each $0.12 unit consisted of 1 share of restricted common stock (31,453,788 shares) and a five-year warrant to purchase 1 share of restricted common stock (31,453,788 warrant shares) at $0.12 per share. Each $0.30 unit consisted of 1 share of restricted common stock (416,595 shares) and a five-year warrant to purchase 1 share of restricted common stock (416,595 warrant shares) at $0.30 per share.	Each unit consisted of 1 share of restricted common stock (14,012,500 shares), a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.16 per share.
Numbre of restricted common stock							2,237,500
Self Directed Stock Issuance one [Member]
Sold securities in a self-directed offering, aggregate amount							$ 3,774,456
Issuance of stock per share							$ 0.12
Self Directed Stock Issuance Two [Member]
Sold securities in a self-directed offering, aggregate amount							$ 124,979
Issuance of stock per share							$ 0.30